Related Party Transactions	6 Months Ended
Jun. 30, 2020
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Related Party Transactions
Note 20: Related Party Transactions
As of June 30, 2020, the Company’s principal shareholder, The Woodbridge Company Limited, beneficially owned approximately 66% of the Company’s shares.
There were no new significant related party transactions during the six months ended June 30, 2020. Refer to “Related party transactions” disclosed in note 32 of the Company’s consolidated financial statements for the year ended December 31, 2019, which are included in the Company’s 2019 annual report, for information regarding related party transactions.